Employee Benefits Expenses (Including Directors' Emoluments) (Details) - USD ($) $ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Wages, salaries, bonus and termination costs						$ 1,145		$ 1,096		$ 1,048
Staff meals						57		55		57
Pension costs						40		38		37
Share-based compensation, net of amount capitalized		$ 8	[1]	$ 7	[1]	14	[2],[3]	13	[2],[3]	12	[2],[3]
Other employee benefit expenses						36		36		39
Employee benefit expenses		$ 554		$ 651		1,292		1,238		1,193	[4]
Capitalized share-based compensation costs	[2]					$ 1		$ 1		$ 0

[1]	The amount comprises of US$6 million equity-settled shared-base payment expense, net of amounts capitalized and US$2 million cash-settled share-based payment expense, net of amounts capitalized (six months ended June 30, 2019: US$7 million and nil respectively).
[2]	Share-based compensation of nil, US$1 million and US$1 million was capitalized during the years ended December 31, 2017, 2018 and 2019, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 28 to the consolidated financial statements.
[3]	The amount comprises of equity settled share-based payment expense, net of amounts capitalized and cash settled share-based payment expense, net of amounts capitalized amounting to US$12 million and nil, US$13 million and nil, and US$13 million and US$1 million for the years ended December 31, 2017, 2018 and 2019, respectively.
[4]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.